Shareholder Report, Holdings (Details) - Capital Group New Geography Equity ETF	May 31, 2026
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.04%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.69%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%